Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Other Non current Liabilities [Abstract]
Onerous contracts - non-current liabilities	€ 150	€ 371
Total Other non-current liabilities	€ 150	€ 371